Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets	Condensed balance sheets
	December 31,	December 31,
	2025	2024
Assets
Current assets:
Cash and cash equivalents	$184,986,124	$201,300,690
Other current assets, net	592,996	2,201,076
Due from subsidiaries	164,048,882	140,062,677
Total current assets	349,628,002	343,564,443

Total assets	$349,628,002	$343,564,443

Liabilities and Shareholders’ Equity

Current liabilities:
Accrued liabilities and other payable	$-	$22,525
Deficit of investments in subsidiaries	105,396,182	81,964,970
Due to subsidiaries	-	1,984,164
Total current liabilities	105,396,182	83,971,659

Total liabilities	105,396,182	83,971,659

Shareholders’ equity:
Class A ordinary share, HKD0.03 par value, 11,112,474 shares authorized, 4,989,746 shares issued, 4,726,424 shares outstanding as of December 31, 2025 and 2024(1)	18,178	18,178
Class B ordinary share, HKD0.03 par value, 1,554,192 shares authorized, issued and outstanding as of December 31, 2025 and 2024(1)	5,978	5,978
Additional paid-in capital	396,090,766	396,454,715
Accumulated deficit	(138,105,596)	(124,012,067)
Accumulated other comprehensive loss	(13,777,506)	(12,874,020)
Total shareholders’ equity	244,231,820	259,592,784
Total liabilities and shareholders’ equity	$349,628,002	$343,564,443

(1)	As of December 31, 2025 and 2024, 263,322 shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.

Schedule of Condensed Statements of Operations And Comprehensive Loss	Condensed statements of operations and comprehensive loss
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Operating expenses:
General and administrative expenses	$782,200	$255,322	$1,482,786
Total operating expenses	782,200	255,322	1,482,786

Loss from operations	(782,200)	(255,322)	(1,482,786)

Interest income	8,397,759	10,749,963	9,945,862
Other expenses	(39,621)	(18,511)	(2,847)
Exchange gain (loss)	(436,678)	(287,340)	36,752
Loss on forgiveness of receivable from a subsidiary	-	1,164,737	1,600,517
Share of loss from subsidiaries	(21,232,789)	(31,604,578)	(46,869,641)

Net loss	$(14,093,529)	$(20,251,051)	$(36,772,143)

Comprehensive loss
Net loss	$(14,093,529)	$(20,251,051)	$(36,772,143)
Other comprehensive loss:
Foreign currency translation adjustment	(903,486)	1,013,068	(2,162,557)
Comprehensive loss	$(14,997,015)	$(19,237,983)	$(38,934,700)

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Cash Flows from Operating Activities:
Net loss	$(14,093,529)	$(20,251,051)	$(36,772,143)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share of loss from subsidiaries	21,232,789	31,604,578	46,869,641
Reversal of share-based compensation expenses	(363,949)	(1,013,080)	(153,034)
Loss on forgiveness of receivable from a subsidiary	-	1,164,737	1,600,517
Changes in assets and liabilities:
Due from subsidiaries	(23,986,205)	17,376,204	(45,292,116)
Other current assets, net	1,608,080	738,592	(2,682,168)
Accrued liabilities and other payables	(22,525)	22,525	-
Due to subsidiaries	(1,984,164)	1,574,557	409,607
Net Cash (Used in) Provided by Operating Activities	(17,609,503)	31,217,062	(36,019,696)

Effect of Foreign Exchange on Cash and Cash Equivalents	1,294,937	(2,505,070)	(3,780,565)

Net Increase (Decrease) in Cash and Cash Equivalents	(16,314,566)	28,711,992	(39,800,261)

Cash and Cash Equivalents at Beginning of Year	201,300,690	172,588,698	212,388,959

Cash and Cash Equivalents at End of Year	$184,986,124	$201,300,690	$172,588,698

Non-Cash Investing and Financing Activities:
Issuance of vested restricted share awards	$-	$-	$98